Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥ 1,328,316	[1]	¥ 1,306,349
Service cost	27,734		27,761		27,342
Interest cost	24,267		25,182		25,062
Plan participants' contributions	1,186		1,196
Actuarial loss (gain)	32,307		33,171
Foreign exchange translation	(364)		(1,112)
Benefits paid	(51,981)		(46,461)
Lump-sum payments	(17,751)		(17,770)
Benefit obligation at end of fiscal year	1,343,714	[1]	1,328,316	[1]	1,306,349
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,226,058		1,276,783
Actual return (negative return) on plan assets	85,935		(56,880)
Foreign exchange translation	(289)		(829)
Employer contributions	62,254		52,249
Plan participants' contributions	1,186		1,196
Benefits paid	(51,981)		(46,461)
Fair value of plan assets at end of fiscal year	1,323,163		1,226,058		1,276,783
Funded status	(20,551)		(102,258)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	6,509		134
Accrued pension liability	(27,060)		(102,392)
Net amount recognized	(20,551)		(102,258)
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit	1,661		1,979
Net actuarial gain (loss)	(356,978)		(407,974)
Net amount recognized	¥ (355,317)		¥ (405,995)

[1]	The aggregated accumulated benefit obligations of these plans were ¥1,301,798 million and ¥1,312,981 million, respectively, as of March 31, 2011 and 2012. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.